CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 69,726,000	$ 121,467,000
Restricted cash	215,000	1,641,000
Accounts receivable, net of allowance of $4,127 and $2,570 at December 31, 2021 and 2020, respectively	4,638,000	1,774,000
Prepaid rent	2,957,000	9,907,000
Prepaid expenses	5,029,000	3,112,000
Other current assets	16,416,000	8,375,000
Total current assets	98,981,000	146,276,000
Property and equipment, net	27,461,000	24,204,000
Other non-current assets	22,037,000	7,041,000
Total assets	148,479,000	177,521,000
Current liabilities:
Accounts payable	19,096,000	10,915,000
Accrued liabilities	19,557,000	8,248,000
Sales tax payable	8,412,000	6,880,000
Deferred revenue	18,811,000	10,203,000
Current portion of long-term debt	13,116,000	17,038,000
Convertible notes	184,636,000	0
Other current liabilities	0	917,000
Total current liabilities	263,628,000	54,201,000
Deferred rent	66,132,000	28,760,000
Long-term debt	10,736,000	25,022,000
Other non-current liabilities	3,906,000	2,935,000
Total liabilities	344,402,000	110,918,000
Commitments and contingencies (Note 10)
Mezzanine equity:
Total mezzanine equity	568,483,000	567,463,000
Stockholders’ deficit:
Additional paid-in capital	43,106,000	13,898,000
Cumulative translation adjustment	7,299,000	5,666,000
Accumulated deficit	(814,812,000)	(520,425,000)
Total stockholders’ deficit	(764,406,000)	(500,860,000)
Total liabilities, mezzanine equity, and stockholders’ deficit	148,479,000	177,521,000
Redeemable Convertible Preferred Stock
Mezzanine equity:
Total mezzanine equity	518,750,000	517,730,000
Exchangeable Preferred Stock
Mezzanine equity:
Total mezzanine equity	49,733,000	49,733,000
Common Stock
Stockholders’ deficit:
Common and exchangeable stock	1,000	1,000
Exchangeable AA Common Stock
Stockholders’ deficit:
Common and exchangeable stock	$ 0	$ 0